FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND

To the Shareholders of the Flaherty & Crumrine/Claymore Preferred Securities Income Fund:

      The Fund's performance during the first fiscal quarter of 2008, which ended on February 29th, is summarized below:

            Total Return on Net Asset Value 1:       - 1.3%
            Total Return on Market Value 2:          - 2.1%

      While these returns were not impressive on an absolute basis, they actually were quite good given the turbulent securities markets we saw during the quarter. We believe the Fund's portfolio of investments remains sound and will continue to provide common stock shareholders with high current income.

      Conditions in the financial markets remain difficult as many of the adverse trends that surfaced in the second half of 2007 have persisted during the first few months of 2008. The dramatic downturn in the housing market is clearly at the root of our current economic problems. The housing bubble, fueled by lenders willing to fund anyone who could fog a mirror, is correcting itself at a jarring pace. In addition, the impact has been magnified because the alchemists of Wall Street, with an assist from the rating agencies, took these leaden mortgages and turned them not into gold, but rather into an alphabet soup of mortgage-backed securities, some of which turned out to be toxic waste.

      The Fund never invested in these structured mortgage products, but we did underestimate the impact they would have on many of the companies we own. Since the beginning of the credit crisis last year, financial companies have written off more than $200 billion of bad loans and investments, and they have lost about 27.4% 3 of their equity market value. While common equity holders will ultimately bear the brunt of these losses, the preferred securities of many financial companies have fallen sharply in market price. Financial companies comprise more than 75% of the preferred security universe, and, given the mandate of the Fund, the portfolio will always own a lot of these financial issues.

      As of February 29th, 61.3% of the portfolio was invested in preferred securities of the financial sector. Commercial banks comprised 33% of the total portfolio, along with 9% in finance companies (including investment banks and brokers), 19% in insurance companies and 0.3% in the housing agencies Freddie Mac and Fannie Mae. The remainder of the portfolio is mostly utilities, other energy companies, and cash.

      Another topic in the news recently is the collapse of the auction rate preferred market. A wide range of entities have issued this type of security, and for years it was an effective way to borrow money. Last fall, the auction process began to break down. In February the auction market suddenly collapsed and the long-term viability of the product became in doubt.

      Many closed-end funds have issued auction rate preferred as a means to enhance income for the common shareholders. Historically, rates PAID by the Fund (on the preferred stock) have been well below what the Fund EARNS on its investments.

----------

1 Based on monthly data provided by Lipper Inc. in each calendar month during the quarter. Distributions are assumed to be reinvested at NAV in accordance with Lipper's practice, which may differ from other methodology used elsewhere in this report.
2 Based on Bloomberg data; distributions are assumed to be reinvested at market price.
3 The return on the Standard and Poor's 500 Financial index for the period 6/30/07 through 2/29/08, price change only.

      As you know, FFC employs leverage and therefore has two classes of shareholders--common stock and auction market preferred stock. Both share in the income generated by the investment portfolio, but in a different way. The amount paid to holders of the preferred stock is determined periodically via a Dutch auction process. These auctions are designed to determine a rate that will "clear" the market, i.e., attract enough buyers to absorb any shares being sold. There is, however, a maximum rate at each auction based on a formula. If the maximum rate is not sufficient to attract enough buyers, the auction is said to "fail" and holders wishing to sell cannot. The terminology is unfortunate: a "failed" auction means sellers can't sell, but it has nothing to do with the Fund's ability to distribute income.

      The dividend paid to common stock shareholders is simply the income left over after paying preferred stock dividends and other expenses of the Fund. Thus, the higher the rates paid by the Fund on its preferred stock, the less income available for common shareholders. Under current market conditions, even with preferred stock dividends being at the current maximum rate, THE YIELD EARNED ON THE PORTFOLIO REMAINS WELL ABOVE THE COST OF LEVERAGE.

      The breakdown of the auction market is a symptom of a larger malady affecting financial markets--illiquidity. Just as banks and other traditional lenders have dramatically cut back on making certain types of loans, investors have become much less willing to part with cash. Since July 2007, additions to money market funds (a substitute for cash) have increased by nearly one trillion dollars.

      And while many are hoarding cash, others are scrambling to raise it. It is clear that as a nation we had purchased too many things with borrowed money. This was obviously the case in the housing market, and now many homeowners are being forced to sell. In the securities markets, it has become apparent that many hedge funds and other investment firms were operating without sufficient capital and are also being forced to sell assets. There is ample evidence that in aggregate, hedge funds have been shrinking their investment portfolios, and we have observed several of our trading partners at brokerage firms aggressively trying to reduce their trading positions.

      Another source of selling pressure has come from a steady supply of new issues, as companies have sought to shore up their balance sheets after taking big write downs. It wasn't long ago that the decision to issue new equity, whether common or preferred, was based on strategic or opportunistic factors. Now, many companies are being forced to issue to rebuild capital for defensive reasons, and they are paying rates that are historically high (in relation to risk-free U.S. Treasury securities).

      Every financial bubble eventually bursts and asset prices fall to sustainable levels. Tulips and dot-com companies are one thing, but the U.S. housing market is a whole different ballgame in terms of its economic impact. In order for the U.S. economy to avoid a deep and lasting recession, the housing sector will need to stabilize. For this to happen, the glut of homes for sale must shrink. This in turn will likely require some relief for over-extended borrowers and a return to more normal mortgage markets. For that to happen, home prices will need to fall to a "clearing" level that certainly is lower than today's prices. However, lower home prices, while necessary, may amplify current economic weakness. Needless to say, the path to economic recovery will be bumpy and hard to navigate.

      We are cautiously optimistic that the extraordinary steps taken by the Federal Reserve Bank will be effective in avoiding a severe economic downturn. The Fed's objective is to make certain that capital markets in general, and the banking system in particular, are functioning properly and providing adequate liquidity to businesses and individuals. The financial system is far more complex today than just a few years ago, making the Fed's job much more difficult. We encourage you to read our Quarterly Economic Update on the Fund's website for a more detailed discussion of current conditions in the housing sector and our thoughts on the economy in general.

      Our job remains the same--research each and every credit in the portfolio, and try to construct the best portfolio of securities that will enable the Fund to meet its objectives. While market sentiment is certainly depressed at the moment, we see tremendous long-term value in preferred securities at today's prices.

      During periods of unusual market volatility, these letters provide a welcome opportunity to step back and discuss a wide variety of items affecting your Fund. Some of these deserve more attention than space here allows and are covered in greater depth on the Fund's website. Other situations, like the status of our auction preferred stock, are rapidly changing, and we'll post to the website as much up-to-date information as possible.

      We may never know the origins of the old curse "may you live in interesting times," but whoever coined it certainly got his wish.

           Sincerely,

           /s/ Donald F. Crumrine            /s/ Robert M. Ettinger

           Donald F. Crumrine                Robert M. Ettinger
           Chairman of the Board             President

April 9, 2008

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OVERVIEW
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------

FUND STATISTICS ON 02/29/08
--------------------------------------------------------------------------------
Net Asset Value                                                   $       18.62
Market Price                                                      $       16.42
Discount                                                                  11.82%
Yield on Market Price                                                      9.68%
Common Stock Shares Outstanding                                      42,601,719

MOODY'S RATINGS                                                   % OF PORTFOLIO
--------------------------------------------------------------------------------
AAA                                                                         0.2%
AA                                                                          6.0%
A                                                                          17.8%
BBB                                                                        50.5%
BB                                                                         16.3%
Below "BB"                                                                  2.2%
Not Rated                                                                   3.5%
--------------------------------------------------------------------------------
Below Investment Grade*                                                    15.3%

*     BELOW INVESTMENT GRADE BY BOTH MOODY'S AND S&P.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

INDUSTRY CATEGORIES                                               % OF PORTFOLIO
--------------------------------------------------------------------------------
Banking                                                                      33%
Utilities                                                                    26%
Insurance                                                                    19%
Financial Services                                                            9%
Energy                                                                        5%
REITs                                                                         3%
Other                                                                         5%

TOP 10 HOLDINGS BY ISSUER                                         % OF PORTFOLIO
--------------------------------------------------------------------------------
Midamerican Energy                                                          4.9%
Banco Santander                                                             4.7%
Wachovia Corp                                                               4.4%
Liberty Mutual Group                                                        3.4%
ACE Ltd                                                                     3.2%
Dominion Resources                                                          2.7%
AON Corp                                                                    2.4%
Enterprise Products Partners                                                2.3%
Wisconsin Energy                                                            2.3%
HBOS Plc                                                                    2.3%

                                                                % OF PORTFOLIO**
--------------------------------------------------------------------------------
Holdings Generating Qualified Dividend Income (QDI) for Individuals          28%

Holdings Generating Income Eligible for the Corporate Dividend
   Received Deduction (DRD)                                                  15%
--------------------------------------------------------------------------------

** THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX CATEGORIZATION OF FUND DISTRIBUTIONS. THESE PERCENTAGES CAN, AND DO, CHANGE, PERHAPS SIGNIFICANTLY, DEPENDING ON MARKET CONDITIONS. INVESTORS SHOULD CONSULT THEIR TAX ADVISOR REGARDING THEIR PERSONAL SITUATION.

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                                        PORTFOLIO OF INVESTMENTS
                                                   FEBRUARY 29, 2008 (UNAUDITED)
      --------------------------------------------------------------------------

SHARES/$ PAR                                                                                                        VALUE
---------------                                                                                               ----------------
PREFERRED SECURITIES -- 86.4%
                  BANKING -- 32.5%
------------------------------------------------------------------------------------------------------------------------------------
$    19,000,000   Astoria Capital Trust I, 9.75% 11/01/29, Series B .......................................   $     20,261,600
                  Banco Santander:
      1,646,000      6.50% Pfd. ...........................................................................         36,366,395*(1)
      1,141,600      6.80% Pfd. ...........................................................................         26,292,532**(1)
                  Bank of America Corp.:
         85,000      6.204% Pfd., Series D ................................................................          1,957,661*
$     5,000,000      8.00% ................................................................................          5,186,000*
$    36,981,000   Capital One Capital III, 7.686% 08/15/36 ................................................         28,257,182
$    27,600,000   CBG Florida REIT Corporation, 7.114%, 144A**** ..........................................         20,727,600
        128,000   Citigroup Capital VIII, 6.95% Pfd. 09/15/31 .............................................          3,068,006
        500,000   Citigroup, Inc., 8.125% Pfd., Series AA .................................................         12,745,000*
        112,000   Citizens Funding Trust I, 7.50% Pfd. 09/15/66 ...........................................          2,439,506
        105,000   Cobank, ACB, 7.00% Pfd., 144A**** .......................................................          5,252,100*
         13,000   Colonial Capital Trust IV, 7.875% Pfd. ..................................................            312,000(2)
$    25,740,000   Comerica Capital Trust II, 6.576% 02/20/37 ..............................................         18,298,566
         28,800   FBOP Corporation, Adj. Rate Pfd., 144A**** ..............................................         26,928,000*
$     2,635,000   First Midwest Capital Trust I, 6.95% 12/01/33 ...........................................          2,386,519
$     1,950,000   First Tennessee Capital I, 8.07% 01/06/27, Series A .....................................          2,031,490
              6   FT Real Estate Securities Company, 9.50% Pfd., 144A**** .................................          6,738,991
$    38,000,000   HBOS PLC, 6.657%, 144A**** ..............................................................         30,263,200**(1)
          7,500   HSBC Series II, Variable Inverse Pfd., Pvt. .............................................          4,582,500*
$     3,898,000   JPMorgan Chase Capital XXIII, Adj. Rate 05/15/47 ........................................          2,962,480
         23,800   Keycorp Capital V, 5.875% Pfd., Series A ................................................            473,770
         20,000   Keycorp Capital VIII, 7.00% Pfd. 06/15/66 ...............................................            475,000
        617,000   Keycorp Capital IX, 6.75% Pfd. 12/15/66 .................................................         13,766,813
         85,285   National City Capital Trust II, 6.625% Pfd. 11/15/36 ....................................          1,780,324
        116,800   National City Corporation, 9.875% Pfd. ..................................................          3,146,592*
$    15,000,000   National City Preferred Capital Trust I, 12.00% .........................................         15,496,500
        295,000   PFGI Capital Corporation, 7.75% Pfd. ....................................................          6,460,500
$     6,500,000   PNC Preferred Funding Trust III, 8.70%, 144A**** ........................................          6,499,350
$     3,300,000   Regions Financing Trust II, 6.625% 05/15/47 .............................................          2,580,442
                  Roslyn Real Estate:
             40      8.95% Pfd., Series C, 144A**** .......................................................          4,165,442
            135      Adj. Rate Pfd., Series D, 144A**** ...................................................         13,609,688
         63,700   Sovereign Bancorp, 7.30% Pfd., Series C .................................................          1,469,081*
        248,100   Sovereign Capital Trust V, 7.75% Pfd. 05/22/36 ..........................................          5,736,692
$    18,435,000   Sovereign Capital Trust VI, 7.908% 06/13/36 .............................................         15,218,092
             60   Union Planters Preferred Funding, 7.75% Pfd., Series 144A**** ...........................          6,035,848

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------

SHARES/$ PAR                                                                                                        VALUE
---------------                                                                                               ----------------
PREFERRED SECURITIES -- (CONTINUED)
                  BANKING -- (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                  U.S. Bancorp, Auction Pass-Through Trust, Cl. B:
             65      Series 2006-5, Variable Rate Pfd., 144A**** ..........................................   $         32,500*+
             65      Series 2006-6, Variable Rate Pfd., 144A**** ..........................................             32,500*+
         70,903   USB Capital VIII, 6.35% Pfd. 12/29/65 ...................................................          1,677,303
         18,800   VNB Capital Trust I, 7.75% Pfd. .........................................................            471,763
                  Wachovia Corporation:
$     6,400,000      7.98% ................................................................................          6,667,245*
        158,300      8.00% Pfd., Series J .................................................................          4,058,812*
      1,890,000   Wachovia Preferred Funding, 7.25% Pfd., Series A ........................................         48,195,000
                  Washington Mutual:
$    10,050,000      Preferred Funding, 6.534%, 144A**** ..................................................          6,427,980
$     5,100,000      Preferred Funding IV, 9.75%, 144A**** ................................................          4,392,518
$    11,067,000   Webster Capital Trust IV, 7.65% 06/15/37 ................................................          8,614,553
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   434,541,636
                                                                                                              ----------------
                  FINANCIAL SERVICES -- 7.6%
---------------------------------------------------------------------------------------------------------------------------------
                  CIT Group, Inc.:
         30,000      5.189% Pfd., Series B ................................................................          2,058,750*
$    13,000,000      6.10% 03/15/67 .......................................................................          9,244,300
        373,712      6.35% Pfd., Series A .................................................................          7,649,436*
        729,995   Countrywide Capital IV, 6.75% Pfd. ......................................................         12,774,913(2)
         46,305   Countrywide Capital V, 7.00% Pfd., 11/01/36 .............................................            800,266
         30,000   First Republic Bank, 7.25% Pfd. .........................................................            679,689
          7,850   First Republic Preferred Capital Corporation, 10.50% Pfd., 144A**** .....................          8,506,339
                  Goldman Sachs:
        157,450      Cabco Trust Capital I, Adj. Rate Pfd. 02/15/34 .......................................          2,976,797
          3,600      STRIPES Custodial Receipts, Pvt. .....................................................          1,818,000*
$     7,000,000   Gulf Stream-Compass 2005 Composite Notes, 144A**** ......................................          6,018,390
        556,500   Lehman Brothers Holdings, Inc., 7.95% Pfd. ..............................................         13,873,545*
                  Merrill Lynch:
        400,000      6.25% Pfd. ...........................................................................          9,320,000*
        143,920      Adj. Rate Pfd., Series G .............................................................          2,464,630*
        172,000      Adj. Rate Pfd., Series 5 .............................................................          2,918,634*
         76,000      Fixed Income Pass-Through 2007-A, Cl. B, Adj. Rate Pfd., 144A**** ....................                760*+
          4,000      Series II STRIPES Custodial Receipts, Pvt. ...........................................            340,000*+
          9,000   Morgan Stanley Capital Trust V, 5.75% Pfd. ..............................................            184,219
         83,900   Morgan Stanley Capital Trust VI, 6.60% Pfd. .............................................          1,969,032
$    10,000,000   RACERS(R) Series 2005 AMMC V Trust, 144A**** ............................................          7,393,152

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 29, 2008 (UNAUDITED)
      --------------------------------------------------------------------------

SHARES/$ PAR                                                                                                        VALUE
---------------                                                                                               ----------------
PREFERRED SECURITIES -- (CONTINUED)
                  FINANCIAL SERVICES -- (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                  SLM Corporation:
        160,000      6.97% Pfd., Series A .................................................................   $      7,585,600*
         48,500      Adj. Rate Pfd., Series B .............................................................          2,849,375*
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   101,425,827
                                                                                                              ----------------
                  INSURANCE -- 17.3%
-----------------------------------------------------------------------------------------------------------------------------------
      1,703,580   ACE Ltd., 7.80% Pfd., Series C ..........................................................         42,483,026**(1)
$     7,000,000   AMBAC Financial Group, Inc., 6.15% 02/15/37 .............................................          4,141,900
                  AON:
$    25,650,000      Capital Trust A, 8.205% 01/01/27 .....................................................         26,440,943
        106,000      Corts-Capital, 8.205% Pfd. ...........................................................          2,775,875
         94,900      Saturns-2003-3, 8.00% Pfd., Series AON Corp. .........................................          2,396,225(2)
                  Arch Capital Group Ltd.:
        167,650      7.875% Pfd., Series B ................................................................          4,222,684**(1)
         94,321      8.00% Pfd., Series A .................................................................          2,431,718**(1)
$    11,300,000   AXA SA, 6.379%, 144A**** ................................................................          9,156,672**(1)
                  Axis Capital Holdings:
        273,800      7.25% Pfd., Series A .................................................................          6,670,452**(1)
        241,505      7.50% Pfd., Series B .................................................................         23,454,966(1)
         65,500   Berkley W.R. Capital Trust II, 6.75% Pfd. 07/26/45 ......................................          1,531,063
        558,000   Delphi Financial Group, 7.376% Pfd. 05/15/37 ............................................         12,432,240
$    14,816,000   Everest Re Holdings, 6.60% 05/15/37 .....................................................         12,612,861
$    26,200,000   Liberty Mutual Group, 7.80% 03/15/37, 144A**** ..........................................         21,819,360
$     5,000,000   PartnerRe Finance II, 6.44% 12/01/66 ....................................................          4,234,510(1)
         37,000   Provident Financing Trust I, Corts-Unum, 8.50% Pfd. .....................................            949,283
                  Renaissancere Holdings Ltd.:
        106,400      6.08% Pfd., Series C .................................................................          2,149,280**(1)
        372,300      6.60% Pfd., Series D .................................................................          8,190,600**(1)
         96,835      7.30% Pfd., Series B .................................................................          2,314,967**(1)
        407,200   Scottish Re Group Ltd., 7.25% Pfd. ......................................................          4,072,000**(1)
$     7,425,000   USF&G Capital, 8.312% 07/01/46, 144A**** ................................................          8,202,397
$    13,000,000   USF&G Capital I, 8.50% 12/15/45, 144A**** ...............................................         14,662,700
$    10,000,000   XL Capital Ltd., Mangrove Bay Passthru Trust, 6.102% 07/15/33, 144A**** .................          7,629,000(1)
$     6,400,000   ZFS Finance USA Trust V, 6.50% 05/09/37, 144A**** .......................................          5,800,582(1)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   230,775,304
                                                                                                              ----------------

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------

SHARES/$ PAR                                                                                                        VALUE
---------------                                                                                               ----------------
PREFERRED SECURITIES -- (CONTINUED)
                  UTILITIES -- 22.3%
---------------------------------------------------------------------------------------------------------------------------------
                  Baltimore Gas & Electric Company:
         10,000      6.70% Pfd., Series 1993 ..............................................................   $        979,200*
         50,000      7.125% Pfd., Series 1993 .............................................................          5,063,500*
      1,355,359   Calenergy Capital Trust III, 6.50% Pfd. 09/01/27 ........................................         65,667,144
         35,000   Central Maine Power, 5.25% Pfd., Pvt. ...................................................          3,194,100*
$     2,600,000   COMED Financing II, 8.50% 01/15/27, Series B ............................................          2,699,320
$    17,645,000   COMED Financing III, 6.35% 03/15/33 .....................................................         13,997,778
$    25,175,000   Dominion Resources Capital Trust I, 7.83% 12/01/27 ......................................         26,010,810
$    11,000,000   Dominion Resources, Inc., 7.50% .........................................................         10,565,500
        625,000   Entergy Arkansas, Inc., 6.45% Pfd. ......................................................         15,656,250*
         85,000   Entergy Louisiana, Inc., 6.95% Pfd. .....................................................          8,457,500*
        140,600   FPC Capital I, 7.10% Pfd., Series A .....................................................          3,453,488
                  FPL Group Capital, Inc.:
$     3,400,000      6.35% 10/01/66 .......................................................................          3,134,576
$     4,100,000      6.65% 06/15/67 .......................................................................          3,842,114
          6,000   Georgia Power Company, 6.50% Pfd., Series 07-A ..........................................            597,000*
          5,000   Indiana Michigan Power, 4.56% Pfd. ......................................................            414,000*
        119,805   Indianapolis Power & Light Company, 5.65% Pfd. ..........................................         10,423,035*
                  Interstate Power & Light Company:
        110,000      7.10% Pfd., Series C .................................................................          2,822,600*
         11,000      8.375% Pfd., Series B ................................................................            327,140*
         30,000   Laclede Capital Trust I, 7.70% Pfd. .....................................................            778,125(2)
                  Pacific Enterprises:
          4,550      $4.40 Pfd. ...........................................................................            357,266*
          4,510      $4.50 Pfd. ...........................................................................            362,198*
$     2,386,000   PECO Energy Capital Trust III, 7.38% 04/06/28, Series D .................................          2,295,809
$    27,000,000   PECO Energy Capital Trust IV, 5.75% 06/15/33 ............................................         21,670,200
$    27,925,000   Puget Sound Energy, Inc., 6.974% 06/01/67 ...............................................         24,844,872
        200,000   San Diego Gas & Electric Company, $1.70 Pfd. ............................................          5,250,000*
                  Southern California Edison:
         45,000      6.00% Pfd. ...........................................................................          4,211,100*
         27,640      6.125% Pfd. ..........................................................................          2,653,993*
                  Southern Union Company:
$     5,100,000      7.20% 11/01/66 .......................................................................          4,598,670
        228,700      7.55% Pfd. ...........................................................................          5,790,684*
$     4,200,000   Union Electric Company, 7.69% 12/15/36, Series A ........................................          4,354,980

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 29, 2008 (UNAUDITED)
      --------------------------------------------------------------------------

SHARES/$ PAR                                                                                                        VALUE
---------------                                                                                               ----------------
PREFERRED SECURITIES -- (CONTINUED)
                  UTILITIES -- (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                  Virginia Electric & Power Company:
         14,985      $4.12 Pfd. ...........................................................................   $      1,127,471*
         21,684      $4.80 Pfd. ...........................................................................          1,900,603*
         35,000      $6.98 Pfd. ...........................................................................          3,563,700*
        342,500   Virginia Power Capital Trust, 7.375% Pfd. 07/30/42 ......................................          8,648,125(3)
$    27,125,000   Wisconsin Energy Corporation, 6.25% 05/15/67 ............................................         24,721,454
                  Xcel Energy, Inc.:
        100,000      7.60%, Pfd. ..........................................................................          2,531,250
         10,210      $4.11 Pfd., Series D .................................................................            756,561*
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   297,722,116
                                                                                                              ----------------
                  ENERGY -- 2.9%
---------------------------------------------------------------------------------------------------------------------------------
$     5,000,000   Enbridge Energy Partners LP, 8.05% 10/01/37 .............................................          4,758,650
                  Enterprise Products Partners:
$    22,000,000      7.034% 01/15/68 ......................................................................         19,085,088
$    12,500,000      8.375% 08/01/66 ......................................................................         12,292,300
$     3,650,000   KN Capital Trust III, 7.63% 04/15/28 ....................................................          3,376,250
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    39,512,288
                                                                                                              ----------------
                  REAL ESTATE INVESTMENT TRUST (REIT) -- 2.7%
---------------------------------------------------------------------------------------------------------------------------------
         38,400   BRE Properties, Inc., 6.75% Pfd., Series C ..............................................            848,402(2)
        239,500   Duke Realty Corporation, 8.375% Pfd., Series O ..........................................          5,977,920
          4,980   Prologis Trust, 8.54% Pfd., Series C ....................................................            263,785
                  PS Business Parks, Inc.:
         45,500      6.70% Pfd., Series P .................................................................            954,080
          5,200      6.875% Pfd., Series I ................................................................            113,425
          6,100      7.00% Pfd., Series H .................................................................            134,010
         56,200      7.20% Pfd., Series M .................................................................          1,271,525
         18,700      7.375% Pfd., Series O ................................................................            430,685
        178,000      7.60% Pfd., Series L .................................................................          4,099,571
         54,800      7.95% Pfd., Series K .................................................................          1,358,015
                  Public Storage, Inc.:
          9,000      6.18% Pfd., Series D .................................................................            189,282
        196,070      6.45% Pfd., Series F .................................................................          4,338,049
        345,000      6.625% Pfd., Series M ................................................................          7,794,861
         82,000      6.75% Pfd., Series E .................................................................          1,875,750
         30,000      6.85% Pfd., Series Y .................................................................            673,800
        166,800      7.25% Pfd., Series K .................................................................          4,123,096
         70,000   Realty Income Corp., 6.75% Pfd., Series E ...............................................          1,577,191
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    36,023,447
                                                                                                              ----------------

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------

SHARES/$ PAR                                                                                                        VALUE
---------------                                                                                               ----------------
PREFERRED SECURITIES -- (CONTINUED)
                  MISCELLANEOUS INDUSTRIES -- 1.0%
-------------------------------------------------------------------------------------------------------------------------------
          2,245   Centaur Funding Corporation, 9.08% Pfd. 04/21/20, 144A**** ..............................   $      2,333,318
        112,750   Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A**** .....................................         10,704,485*
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    13,037,803
                                                                                                              ----------------
                  U.S. GOVERNMENT SECURITIES -- 0.1%
-------------------------------------------------------------------------------------------------------------------------------
         31,500   Fannie Mae, 8.25% Pfd. ..................................................................            809,235*
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       809,235
                                                                                                              ----------------
                     TOTAL PREFERRED SECURITIES
                     (Cost $1,272,466,331) ................................................................      1,153,847,656
                                                                                                              ----------------
CORPORATE DEBT SECURITIES -- 10.2%
                  FINANCIAL SERVICES -- 2.1%
-------------------------------------------------------------------------------------------------------------------------------
        200,000   Ford Motor Credit Company, 7.375% 10/15/31 ..............................................          3,522,500
$    25,000,000   General Motors Acceptance Corporation, 8.00% 11/01/31, Senior Bonds .....................         18,941,650
         45,000   HSBC Finance Corporation, 6.875% 01/30/33 ...............................................          1,112,346
$     4,812,159   Lehman Brothers, Guaranteed Note, Variable Rate, 12/16/16, 144A**** .....................          4,294,371
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    27,870,867
                                                                                                              ----------------
                  INSURANCE -- 1.8%
-------------------------------------------------------------------------------------------------------------------------------
$    24,921,000   Liberty Mutual Insurance, 7.697% 10/15/97, 144A**** .....................................         23,319,028
$     1,000,000   UnumProvident Corporation, 7.25% 03/15/28, Senior Notes .................................            985,860
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    24,304,888
                                                                                                              ----------------
                  UTILITIES -- 3.8%
-------------------------------------------------------------------------------------------------------------------------------
$     6,315,000   Duke Capital Corporation, 8.00% 10/01/19, Senior Notes ..................................          7,257,356
$     5,000,000   Entergy Gulf States, Inc., 6.20% 07/01/33, 1st Mortgage .................................          4,649,845
                  Entergy Louisiana LLC:
$    11,458,000      6.30% 09/01/35, 1st Mortgage .........................................................         10,809,248
          5,750      7.60% 04/01/32, 1st Mortgage .........................................................            146,446
                  Oncor Electric Delivery Company:
$     2,000,000      7.00% 09/01/22 .......................................................................          1,972,600
$     7,070,000      7.25% 01/15/33 .......................................................................          7,066,465
                  Southern Union Company:
$     5,300,000      7.60% 02/01/24, Senior Notes .........................................................          5,404,553
$     6,047,000      8.25% 11/15/29, Senior Notes .........................................................          6,537,750
$     6,020,000   Wisconsin Electric Power Company, 6.875% 12/01/95 .......................................          6,313,776
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    50,158,039
                                                                                                              ----------------

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 29, 2008 (UNAUDITED)
      --------------------------------------------------------------------------

SHARES/$ PAR                                                                                                        VALUE
---------------                                                                                               ----------------
CORPORATE DEBT SECURITIES -- (CONTINUED)
                  ENERGY -- 1.9%
---------------------------------------------------------------------------------------------------------------------------------
$    10,350,000   KN Energy, Inc., 7.45% 03/01/98 .........................................................   $      9,470,250
        296,911   Nexen, Inc., 7.35% Subordinated Notes ...................................................          7,144,421(1)
$     8,500,000   Noble Energy, Inc., 7.25% 08/01/97 ......................................................          8,613,900
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    25,228,571
                                                                                                              ----------------
                  REAL ESTATE INVESTMENT TRUST (REIT) -- 0.2%
---------------------------------------------------------------------------------------------------------------------------------
$     3,500,000   Realty Income Corporation, 5.875% 03/15/35 ..............................................          2,801,750
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     2,801,750
                                                                                                              ----------------
                  MISCELLANEOUS INDUSTRIES -- 0.4%
---------------------------------------------------------------------------------------------------------------------------------
         26,000   CBS Corporation, 6.75% 03/27/56 .........................................................            612,625
          3,450   Comcast Corp., 6.625%, 05/15/56 .........................................................             81,399
         16,500   Corp-Backed Trust Certificates, 7.00% 11/15/28, Series Sprint ...........................            317,625
                  Pulte Homes, Inc.:
         58,240      7.375% 06/01/46 ......................................................................          1,152,063(2)
$     3,550,000      7.875% 06/15/32 ......................................................................          3,196,775
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     5,360,487
                                                                                                              ----------------
                     TOTAL CORPORATE DEBT SECURITIES
                     (Cost $147,800,172) ..................................................................        135,724,602
                                                                                                              ----------------
OPTION CONTRACTS -- 0.2%
---------------------------------------------------------------------------------------------------------------------------------
            450   April Call Options on June U.S. Treasury Bond Futures, Expiring 03/20/08 ................             84,375+
            900   June Call Options on June U.S. Treasury Bond Futures, Expiring 05/23/08 .................          1,560,937+
          2,605   June Put Options on June U.S. Treasury Bond Futures, Expiring 05/23/08 ..................            569,844+
------------------------------------------------------------------------------------------------------------------------------
                     TOTAL OPTION CONTRACTS
                     (Cost $1,790,596) ....................................................................          2,215,156
                                                                                                              ----------------

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------

SHARES/$ PAR                                                                                                        VALUE
---------------                                                                                               ----------------
MONEY MARKET FUND -- 1.9%
-------------------------------------------------------------------------------------------------------------------------------
     24,989,411   BlackRock Provident Institutional, TempFund .............................................   $     24,989,411
------------------------------------------------------------------------------------------------------------------------------
                     TOTAL MONEY MARKET FUND
                     (Cost $24,989,411) ...................................................................         24,989,411
                                                                                                              ----------------
SECURITIES LENDING COLLATERAL -- 0.5%
-------------------------------------------------------------------------------------------------------------------------------
      7,207,320   BlackRock Institutional Money Market Trust ..............................................          7,207,320
------------------------------------------------------------------------------------------------------------------------------
                     TOTAL SECURITIES LENDING COLLATERAL
                     (Cost $7,207,320) ....................................................................          7,207,320
                                                                                                              ----------------

TOTAL INVESTMENTS (Cost $1,454,253,830***) ....................................................     99.2%        1,323,984,145
OTHER ASSETS AND LIABILITIES (Net) ............................................................      0.8%           11,234,294
                                                                                                   -----      ----------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK AND PREFERRED STOCK ................................    100.0%++   $  1,335,218,439
                                                                                                   -----      ----------------
AUCTION MARKET PREFERRED STOCK (AMPS) REDEMPTION VALUE ....................................................       (542,000,000)
                                                                                                              ----------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK ................................................................   $    793,218,439
                                                                                                              ================

* Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
**    Securities distributing Qualified Dividend Income only.
***   Aggregate cost of securities held.
**** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Board of Directors.
(1)   Foreign Issuer.
(2)   A portion of this security is on loan.
(3) A portion of this security has been pledged as collateral for written option positions.
+     Non-income producing.
++ The percentage shown for each investment category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

         ABBREVIATIONS:
PFD.  -- Preferred Securities
PVT.  -- Private Placement Securities

OPEN OPTION CONTRACTS WRITTEN

CONTRACTS                    CONTRACT DESCRIPTION                                                                   VALUE
---------------   -----------------------------------------------------------------------------------------   ----------------
            450   April Call Options on June U.S. Treasury Bond Futures,
                     Expiring 03/20/08, Strike Price 120 ..................................................   $       (464,062)+
            900   June Call Options on June U.S. Treasury Bond Futures,
                     Expiring 05/23/08, Strike Price 118 ..................................................         (3,079,688)+
------------------------------------------------------------------------------------------------------------------------------
                  TOTAL OPEN OPTION CONTRACTS WRITTEN (premiums received: $2,426,405) .....................         (3,543,750)

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                 STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1) FOR THE PERIOD FROM DECEMBER 1, 2007 THROUGH FEBRUARY 29, 2008 (UNAUDITED)
      --------------------------------------------------------------------------

                                                                                                           VALUE
                                                                                                       -------------
OPERATIONS:
   Net investment income ...........................................................................   $  23,831,036
   Net realized gain/(loss) on investments sold during the period ..................................      (8,270,640)
   Change in net unrealized appreciation/depreciation of investments ...............................     (19,501,428)
   Distributions to AMPS* Shareholders from net investment income, including changes
     in accumulated undeclared distributions .......................................................      (7,083,398)
                                                                                                       -------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ............................................     (11,024,430)

DISTRIBUTIONS:
   Dividends paid from net investment income to Common Stock Shareholders(2) .......................     (16,934,184)
                                                                                                       -------------
   TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS ................................................     (16,934,184)

FUND SHARE TRANSACTIONS:
   Increase from shares issued under the Dividend Reinvestment and Cash Purchase Plan ..............              --
                                                                                                       -------------
   NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK RESULTING FROM FUND SHARE TRANSACTIONS .....              --
                                                                                                       -------------
NET DECREASE IN NET ASSETS AVAILABLE TO COMMON STOCK FOR THE PERIOD ................................   $ (27,958,614)
                                                                                                       =============

--------------------------------------------------------------------------------------------------------------------
NET ASSETS AVAILABLE TO COMMON STOCK:
   Beginning of period .............................................................................   $ 821,177,053
   Net decrease in net assets during the period ....................................................     (27,958,614)
                                                                                                       -------------
   End of period ...................................................................................   $ 793,218,439
                                                                                                       =============

------------------
*     Auction Market Preferred Stock.
(1) These tables summarize the three months ended February 29, 2008 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2007.
(2)   May include income earned, but not paid out, in prior fiscal year.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated FINANCIAL HIGHLIGHTS(1)
FOR THE PERIOD FROM DECEMBER 1, 2007 THROUGH FEBRUARY 29, 2008 (UNAUDITED)
FOR A COMMON STOCK SHARE OUTSTANDING THROUGHOUT THE PERIOD.
--------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period ............................................................   $       19.28
                                                                                                       -------------
INVESTMENT OPERATIONS:
   Net investment income ...........................................................................            0.56
   Net realized and unrealized gain/(loss) on investments ..........................................           (0.65)

DISTRIBUTIONS TO AMPS* SHAREHOLDERS:
   From net investment income ......................................................................           (0.17)
                                                                                                       -------------
   Total from investment operations ................................................................           (0.26)
                                                                                                       -------------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
   From net investment income ......................................................................           (0.40)
                                                                                                       -------------
   Total distributions to Common Stock Shareholders ................................................           (0.40)
                                                                                                       -------------
   Net asset value, end of period ..................................................................   $       18.62
                                                                                                       =============
   Market value, end of period .....................................................................   $       16.42
                                                                                                       =============
   Common Stock shares outstanding, end of period ..................................................      42,601,719
                                                                                                       =============
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
   Net investment income+ ..........................................................................            8.38%**
   Operating expenses ..............................................................................            1.33%**

   ------------------------------------------------------------------

SUPPLEMENTAL DATA:++
   Portfolio turnover rate .........................................................................              13%***
   Total net assets available to Common and Preferred Stock, end of period (in 000's) ..............   $   1,335,218
   Ratio of operating expenses to total average net assets available to Common and
     Preferred Stock ...............................................................................            0.79%**

(1) These tables summarize the three months ended February 29, 2008 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2007.
*     Auction Market Preferred Stock.
**    Annualized.
***   Not annualized.
+ The net investment income ratios reflect income net of operating expenses and payments to AMPS* Shareholders.
++    Information presented under heading Supplemental Data includes AMPS*.

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                                FINANCIAL HIGHLIGHTS (CONTINUED)
                                           PER SHARE OF COMMON STOCK (UNAUDITED)
      --------------------------------------------------------------------------

                              TOTAL                                   DIVIDEND
                            DIVIDENDS   NET ASSET        NYSE       REINVESTMENT
                               PAID       VALUE     CLOSING PRICE     PRICE (1)
                            ---------   ---------   -------------   ------------
December 31, 2007 .......   $  0.1325    $ 18.51       $ 16.16        $ 16.48
January 31, 2008 ........      0.1325      19.09         17.84          17.93
February 29, 2008 .......      0.1325      18.62         16.42          16.61

-------------
(1) Whenever the net asset value per share of the Fund's Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------

1.    AGGREGATE INFORMATION FOR FEDERAL INCOME TAX PURPOSES

      At February 29, 2008 the aggregate cost of securities for federal income tax purposes was $1,455,919,364, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $8,695,416 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $140,630,635

2.    ADDITIONAL ACCOUNTING STANDARDS

      ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 "FAIR VALUE MEASUREMENTS" ("FAS 157")

      In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

   o  Level 1 - quoted prices in active markets for identical securities
   o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
   o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds' net assets as of February 29, 2008 is as follows:

                                                                      OTHER FINANCIAL
                                                                        INSTRUMENTS
                                                      INVESTMENTS       (UNREALIZED
                                                     IN SECURITIES     APPRECIATION/
VALUATION INPUTS                                    (MARKET VALUE)     DEPRECIATION)*
--------------------------------------------------------------------------------------
Level 1 - Quoted Prices- Investments ...........   $    373,396,434   $            --
Level 1 - Quoted Prices - Written Options ......         (3,543,750)               --
Level 2 - Other Significant Observable Inputs ..        925,674,478                --
Level 3 - Significant Unobservable Inputs ......         17,705,913                --
--------------------------------------------------------------------------------------
TOTAL ..........................................   $  1,313,233,075   $            --

      * Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment. As of February 29, 2008 the Fund does not have any other financial instruments.

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
      --------------------------------------------------------------------------

      Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                        OTHER FINANCIAL
                                                                          INSTRUMENTS
                                                        INVESTMENTS       (UNREALIZED
                                                       IN SECURITIES     APPRECIATION/
                                                      (MARKET VALUE)     DEPRECIATION)
----------------------------------------------------------------------------------------
BALANCE AS OF 11/30/07 ............................   $    18,329,730   $            --
Accrued discounts/premiums ........................            42,076                --
Realized gain (loss) ..............................                --                --
Change in unrealized appreciation (depreciation) ..          (665,893)               --
Net purchases (sales) .............................                --                --
Transfers in and/or out of Level 3 ................                --                --
----------------------------------------------------------------------------------------
BALANCE AS OF 2/29/08 .............................   $    17,705,913   $            --

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

                      [This page intentionally left blank]

DIRECTORS
  Donald F. Crumrine, CFA
     Chairman of the Board
  David Gale
  Morgan Gust
  Karen H. Hogan
  Robert F. Wulf, CFA

OFFICERS
  Donald F. Crumrine, CFA
     Chief Executive Officer
  Robert M. Ettinger, CFA
     President
  R. Eric Chadwick, CFA
     Chief Financial Officer,
     Vice President and Treasurer
  Chad C. Conwell
     Chief Compliance Officer,
     Vice President and Secretary
  Bradford S. Stone
     Vice President and
     Assistant Treasurer
  Nicholas Dalmaso
     Vice President and Assistant Secretary
  Laurie C. Lodolo
     Assistant Compliance Officer,
     Assistant Treasurer and
     Assistant Secretary

INVESTMENT ADVISER
  Flaherty & Crumrine Incorporated
  e-mail: flaherty@pfdincome.com

SERVICING AGENT
  Claymore Securities, Inc.
  1-866-233-4001

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY & CRUMRINE/CLAYMORE PREFERRED
  SECURITIES INCOME FUND?
      o     If your shares are held in a Brokerage Account, contact your Broker.
      o If you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent --

                            PFPC Inc. 1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

                       [LOGO] Flaherty & Crumrine/Claymore
                              ============================
                              PREFERRED SECURITIES
                              INCOME FUND

                                    Quarterly
                                     Report

                               February 29, 2008

                               www.fcclaymore.com